FI - Gains/losses on assets/liabilities using unobservable inputs (Details 7) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	SFr (1,410)	SFr 281
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(966)	30
Trading revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(1,246)	397
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,075)	27
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(164)	(116)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	109	3
Bank
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(1,391)	303
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(965)	32
Bank | Trading revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(1,229)	418
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,074)	30
Bank | Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(162)	(115)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	SFr 109	SFr 2